Deposits - Composition of Bank's Deposits (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Schedule Of Deposits Liabilities Balance Sheet Reported Amounts [Line Items]
Noninterest Bearing Deposit, Demand	$ 41,555,690	$ 55,906,673
Interest Bearing Deposit, Demand	55,458,847	54,812,380
Interest Bearing Deposit, Savings	112,756,169	108,070,929
Time	62,371,914	67,086,776
Individuals, Partnerships and Corporations (Includes Certified and Official Checks) [Member]
Schedule Of Deposits Liabilities Balance Sheet Reported Amounts [Line Items]
Noninterest Bearing Deposit, Demand	41,102,000	55,234,000
Interest Bearing Deposit, Demand	48,583,000	49,356,000
Interest Bearing Deposit, Savings	108,108,000	104,077,000
Time	59,400,000	64,128,000
States And Political Subdivisions Deposits [Member]
Schedule Of Deposits Liabilities Balance Sheet Reported Amounts [Line Items]
Noninterest Bearing Deposit, Demand	384,000	601,000
Interest Bearing Deposit, Demand	6,876,000	5,456,000
Interest Bearing Deposit, Savings	4,617,000	3,963,000
Time	2,490,000	2,478,000
Commercial Banks and Other Depository Institutions [Member]
Schedule Of Deposits Liabilities Balance Sheet Reported Amounts [Line Items]
Noninterest Bearing Deposit, Demand	70,000	72,000
Interest Bearing Deposit, Savings	31,000	31,000
Time	$ 482,000	$ 481,000